Debt - Schedule of Long-term Debt Payable (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Total	$ 160,029
Total current portion	(38,991)
Total non-current portion	121,038
Notes Payable One [Member]
Total	18,707
Notes Payable Two [Member]
Total	18,383
Notes Payable Three [Member]
Total	50,072
Notes Payable Four [Member]
Total	18,539
Notes Payable Five [Member]
Total	$ 54,328